Subsequent events (Details Narrative)	3 Months Ended	6 Months Ended
	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Apr. 10, 2023 shares	Mar. 23, 2023 USD ($) $ / shares shares	Mar. 23, 2023 $ / shares	Dec. 07, 2022 shares	Aug. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Aug. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Exchange of shares						0.08262
Public offering shares	7,673,000	7,673,000
Shares issued price | $ / shares	$ 1.25	$ 1.25
Public offering amount gross proceeds | $	$ 9,590,000	$ 9,590,000
Outstanding debt | $	$ 7,478,486	$ 7,478,486					$ 7,250,603	$ 7,949,889	$ 9,951,496
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Shares outstanding			12,900,000
Outstanding debt | $				$ 305,137
Number of shares issued				200,000
Deemed price | (per share)				$ 1.525	$ 2.04
Common shares issued to settle outstanding litigation matter				100,000